Loss Per Share (Tables)	12 Months Ended
Sep. 30, 2023
Loss Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share	Basic and diluted net loss per share for each of the years presented are calculated as follows:
	September 30, 2023	September 30, 2022	September 30, 2021
	US$	US$	US$

Numerator:
Net loss attributable to ordinary shareholders—basic and diluted	(6,762,704)	(5,963,555)	(1,084,313)

Denominator:
Weighted average number of ordinary shares outstanding—basic and diluted	11,655,642	11,010,240	9,160,447

Loss per share attributable to ordinary shareholders —basic and diluted	(0.58)	(0.54)	(0.12)